TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
186,743	FlexShares Global Upstream Natural Resources Index Fund	$ 7,703,149
282,992	iShares Global REIT ETF	7,553,056
152,813	iShares MSCI Emerging Markets ex China ETF	9,338,402
86,483	iShares MSCI USA Small-Cap Multifactor ETF	5,738,147
488,883	SPDR Portfolio S&P 400 Mid Cap ETF	26,732,122
91,342	SPDR Portfolio S&P 500 Growth ETF	7,575,905
144,682	SPDR Portfolio S&P 500 Value ETF	7,647,891
380,034	SPDR Portfolio S&P 600 Small Cap ETF	17,295,347
651,967	Vanguard FTSE Developed Markets ETF	34,430,378
242,485	Vanguard FTSE Emerging Markets ETF	11,602,907
90,411	Vanguard S&P 500 ETF	47,707,173
116,926	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,862,066
		187,186,543

	TOTAL EXCHANGE-TRADED FUNDS (Cost $153,694,717)	187,186,543

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
3,974,038	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $3,974,038)(a)	3,974,038

	TOTAL INVESTMENTS - 100.1% (Cost $157,668,755)	$ 191,160,581
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(101,801)
	NET ASSETS - 100.0%	$ 191,058,780

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 50.2%
88,208	FlexShares Global Upstream Natural Resources Index Fund	$ 3,638,580
177,966	iShares Global REIT ETF	4,749,913
38,343	iShares MSCI Emerging Markets ex China ETF	2,343,141
17,986	iShares MSCI USA Small-Cap Multifactor ETF	1,193,371
109,818	SPDR Portfolio S&P 400 Mid Cap ETF	6,004,848
28,722	SPDR Portfolio S&P 500 Growth ETF	2,382,203
159,230	SPDR Portfolio S&P 500 Value ETF	8,416,898
106,235	SPDR Portfolio S&P 600 Small Cap ETF	4,834,755
204,079	Vanguard FTSE Developed Markets ETF	10,777,412
76,258	Vanguard FTSE Emerging Markets ETF	3,648,945
20,342	Vanguard S&P 500 ETF	10,733,863
36,781	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,214,876
		59,938,805
	FIXED INCOME - 47.8%
84,243	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	9,517,774
77,086	SPDR Bloomberg Investment Grade Floating Rate ETF	2,378,103
274,620	SPDR Portfolio Short Term Corporate Bond ETF	8,315,494
140,800	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,576,320
58,945	Vanguard Intermediate-Term Treasury ETF	3,561,457
50,335	Vanguard Mortgage-Backed Securities ETF	2,376,315
288,860	Vanguard Short-Term Inflation-Protected Securities ETF	14,243,686
120,643	Vanguard Short-Term Treasury ETF	7,120,350
23,672	Vanguard Total International Bond ETF	1,190,228
129,156	Xtrackers USD High Yield Corporate Bond ETF	4,768,440
		57,048,167

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,422,604)	116,986,972

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	COLLATERAL FOR SECURITIES LOANED - 0.0% (a)
4,099,853	Federated Hermes Government Obligations Fund, Institutional Class, 4.77% (Cost $4,099,853)(b)	$ 4,099,853

	MONEY MARKET FUNDS - 2.0%
2,369,752	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $2,369,752)(b)	2,369,752

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,656,167)	3,656,167

	TOTAL INVESTMENTS - 100.0% (Cost $108,792,356)	$ 119,356,724
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(2,434)
	NET ASSETS - 100.0%	$ 119,354,290

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $8,636,415 at September 30, 2024. The loaned securities were secured with cash collateral of $4,099,865 and non-cash collateral of $4,718,700. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 30.1%
18,849	FlexShares Global Upstream Natural Resources Index Fund	$ 777,521
14,675	iShares Global REIT ETF	391,676
6,212	iShares MSCI Emerging Markets ex China ETF	379,615
5,721	iShares MSCI USA Small-Cap Multifactor ETF	379,588
28,203	SPDR Portfolio S&P 400 Mid Cap ETF	1,542,140
9,288	SPDR Portfolio S&P 500 Growth ETF	770,347
29,421	SPDR Portfolio S&P 500 Value ETF	1,555,194
8,585	SPDR Portfolio S&P 600 Small Cap ETF	390,703
43,252	Vanguard FTSE Developed Markets ETF	2,284,138
7,992	Vanguard FTSE Emerging Markets ETF	382,417
4,370	Vanguard S&P 500 ETF	2,305,919
11,509	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	380,142
		11,539,400
	FIXED INCOME - 68.0%
23,837	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,693,104
30,301	JP Morgan Ultra-Short Income ETF	1,537,473
37,392	SPDR Bloomberg Investment Grade Floating Rate ETF	1,153,543
152,239	SPDR Portfolio Short Term Corporate Bond ETF	4,609,797
30,349	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	770,865
31,769	Vanguard Intermediate-Term Treasury ETF	1,919,483
16,277	Vanguard Mortgage-Backed Securities ETF	768,437
124,549	Vanguard Short-Term Inflation-Protected Securities ETF	6,141,511
58,520	Vanguard Short-Term Treasury ETF	3,453,850
30,620	Vanguard Total International Bond ETF	1,539,574
41,766	Xtrackers USD High Yield Corporate Bond ETF	1,542,001
		26,129,638

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,101,665)	37,669,038

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS - 1.9%
740,148	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $740,148)(b)	$ 740,148

	TOTAL INVESTMENTS - 100.0% (Cost $36,841,813)	$ 38,409,186
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(3,704)
	NET ASSETS - 100.0%	$ 38,405,482

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,623,215 at September 30, 2024. The loaned securities were secured with non-cash collateral of $2,676,507. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 85.1%
206,924	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 8,535,615
314,587	iShares Global REIT ETF	8,396,327
135,423	iShares MSCI Emerging Markets ex China ETF	8,275,700
63,844	iShares MSCI USA Small-Cap Multifactor ETF	4,236,049
425,519	SPDR Portfolio S&P 400 Mid Cap ETF	23,267,379
127,212	SPDR Portfolio S&P 500 Growth ETF	10,550,963
200,340	SPDR Portfolio S&P 500 Value ETF	10,589,972
280,670	SPDR Portfolio S&P 600 Small Cap ETF	12,773,292
676,678	Vanguard FTSE Developed Markets ETF	35,735,365
178,128	Vanguard FTSE Emerging Markets ETF	8,523,425
84,324	Vanguard S&P 500 ETF	44,495,246
129,526	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	4,278,244
		179,657,577
	FIXED INCOME - 12.9%
37,097	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,191,219
165,337	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,199,560
44,330	Vanguard Mortgage-Backed Securities ETF	2,092,819
127,202	Vanguard Short-Term Inflation-Protected Securities ETF	6,272,331
70,835	Vanguard Short-Term Treasury ETF	4,180,682
170,626	Xtrackers USD High Yield Corporate Bond ETF	6,299,511
		27,236,122

	TOTAL EXCHANGE-TRADED FUNDS (Cost $172,499,984)	206,893,699

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.9%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
1,520,998	Federated Hermes Government Obligations Fund, Institutional Class, 4.77% (Cost $1,520,998)(b)	1,520,998

	MONEY MARKET FUNDS - 2.2%
4,696,732	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $4,696,732)(b)	4,696,732

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,217,730)	6,217,730

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

TOTAL INVESTMENTS - 100.9% (Cost $178,717,714)	$ 213,111,429
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,958,751)
NET ASSETS - 100.0%	$ 211,152,678

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,591,128 at September 30, 2024. The loaned securities were secured with cash collateral of $1,521,000 and non-cash collateral of $4,189,547. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 65.2%
173,512	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 7,157,370
262,925	iShares Global REIT ETF	7,017,468
56,777	iShares MSCI Emerging Markets ex China ETF	3,469,642
53,571	iShares MSCI USA Small-Cap Multifactor ETF	3,554,436
259,568	SPDR Portfolio S&P 400 Mid Cap ETF	14,193,178
42,432	SPDR Portfolio S&P 500 Growth ETF	3,519,310
100,818	SPDR Portfolio S&P 500 Value ETF	5,329,239
156,927	SPDR Portfolio S&P 600 Small Cap ETF	7,141,748
437,112	Vanguard FTSE Developed Markets ETF	23,083,885
150,235	Vanguard FTSE Emerging Markets ETF	7,188,745
60,103	Vanguard S&P 500 ETF	31,714,551
54,347	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,795,081
		115,164,653
	FIXED INCOME - 32.8%
77,787	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,788,375
521,638	SPDR Portfolio Short Term Corporate Bond ETF	15,795,200
138,375	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,514,725
29,028	Vanguard Intermediate-Term Treasury ETF	1,753,872
74,364	Vanguard Mortgage-Backed Securities ETF	3,510,724
213,378	Vanguard Short-Term Inflation-Protected Securities ETF	10,521,669
59,411	Vanguard Short-Term Treasury ETF	3,506,437
34,973	Vanguard Total International Bond ETF	1,758,442
238,515	Xtrackers USD High Yield Corporate Bond ETF	8,805,974
		57,955,418

	TOTAL EXCHANGE-TRADED FUNDS (Cost $150,897,521)	173,120,071

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
975,786	Federated Hermes Government Obligations Fund, Institutional Class, 4.77% (Cost $975,786)(b)	$ 975,786

	MONEY MARKET FUNDS - 2.0%
3,514,275	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $3,514,275)(b)	3,514,275

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,490,061)	4,490,061

	TOTAL INVESTMENTS - 100.5% (Cost $155,387,582)	$ 177,610,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(909,161)
	NET ASSETS - 100.0%	$ 176,700,971

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,916,339 at September 30, 2024. The loaned securities were secured with cash collateral of $975,786 and non-cash collateral of $2,002,325. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.